Impact of change in accounting policies Statement of cash flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities [Abstract]
Net income	$ 84,527	$ 74,154	$ 234,493	$ 210,380
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			9	185
Depreciation expense			35,432	31,748
Amortization of intangibles			15,574	13,375
Amortization of government grants			(35)	(33)
Interest on short term investments			(1,094)	(887)
Stock compensation expense	8,544	8,260	24,974	26,961
Amortization of gain on interest rate hedge			(698)	(696)
Amortization of financing costs			671	408
Deferred taxes			(1,448)	1,579
Changes in assets and liabilities:
Decrease in accounts receivable			4,935	90,205
Increase in unbilled revenue			(73,648)	(47,707)
Decrease in other receivables			4,919	(5,560)
Increase in prepayments and other current assets			(8,591)	(2,169)
Increase in other non-current assets			(323)	(1,219)
Decrease in payments on account			(11,567)	(40,389)
Decrease in other current liabilities			(14,422)	2,449
Decrease in other non-current liabilities			(589)	(3,682)
Increase in income taxes payable			2,215	792
Decrease in accounts payable			(3,031)	1,444
Net cash provided by operating activities			207,776	277,184
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			(28,387)	(23,690)
Purchase of subsidiary undertakings			(1,645)	(144,131)
Purchase of short term investments			(85,866)	(36,451)
Sale of short term investments			98,857	22,728
Net cash used in investing activities			(17,041)	(162,910)
Cash flows from financing activities [Abstract]
Financing costs			(823)
Proceeds from exercise of equity compensation			14,930	7,825
Share issue costs			(13)	(13)
Repurchase of ordinary shares			(56,960)	(108,106)
Share repurchase costs			(46)	(86)
Net cash used in financing activities			(42,912)	(100,380)
Effect of exchange rate movements on cash			(4,461)	3,370
Net increase in cash and cash equivalents			143,362	17,264
Cash and cash equivalents at beginning of period			282,859	192,541
Cash and cash equivalents at end of period	426,221	$ 209,805	426,221	$ 209,805
Difference between Revenue Guidance in Effect before and after Topic 606
Cash flows from operating activities [Abstract]
Net income			3,123
Cash flows from financing activities [Abstract]
Financing costs			0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Cash flows from operating activities [Abstract]
Net income	789		3,123
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			0
Depreciation expense			0
Amortization of intangibles			0
Amortization of government grants			0
Interest on short term investments			0
Stock compensation expense			0
Amortization of gain on interest rate hedge			0
Amortization of financing costs			0
Deferred taxes			5,978
Changes in assets and liabilities:
Decrease in accounts receivable			0
Increase in unbilled revenue			2,253
Decrease in other receivables			12,455
Increase in prepayments and other current assets			0
Increase in other non-current assets			0
Decrease in payments on account			(25,100)
Decrease in other current liabilities			0
Decrease in other non-current liabilities			0
Increase in income taxes payable			1,291
Decrease in accounts payable			0
Net cash provided by operating activities			0
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			0
Purchase of subsidiary undertakings			0
Purchase of short term investments			0
Sale of short term investments			0
Net cash used in investing activities			0
Cash flows from financing activities [Abstract]
Proceeds from exercise of equity compensation			0
Share issue costs			0
Repurchase of ordinary shares			0
Share repurchase costs			0
Net cash used in financing activities			0
Effect of exchange rate movements on cash
Net increase in cash and cash equivalents			0
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	0		0
Calculated under Revenue Guidance in Effect before Topic 606
Cash flows from financing activities [Abstract]
Financing costs			(823)
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Cash flows from operating activities [Abstract]
Net income	85,316		237,616
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment			9
Depreciation expense			35,432
Amortization of intangibles			15,574
Amortization of government grants			(35)
Interest on short term investments			(1,094)
Stock compensation expense			24,974
Amortization of gain on interest rate hedge			(698)
Amortization of financing costs			671
Deferred taxes			4,530
Changes in assets and liabilities:
Decrease in accounts receivable			4,935
Increase in unbilled revenue			(71,395)
Decrease in other receivables			17,374
Increase in prepayments and other current assets			(8,591)
Increase in other non-current assets			(323)
Decrease in payments on account			(36,667)
Decrease in other current liabilities			(14,422)
Decrease in other non-current liabilities			(589)
Increase in income taxes payable			3,506
Decrease in accounts payable			(3,031)
Net cash provided by operating activities			207,776
Cash flows from investing activities [Abstract]
Purchase of property, plant and equipment			(28,387)
Purchase of subsidiary undertakings			(1,645)
Purchase of short term investments			(85,866)
Sale of short term investments			98,857
Net cash used in investing activities			(17,041)
Cash flows from financing activities [Abstract]
Proceeds from exercise of equity compensation			14,930
Share issue costs			(13)
Repurchase of ordinary shares			(56,960)
Share repurchase costs			(46)
Net cash used in financing activities			(42,912)
Effect of exchange rate movements on cash			(4,461)
Net increase in cash and cash equivalents			143,362
Cash and cash equivalents at beginning of period			282,859
Cash and cash equivalents at end of period	$ 426,221		$ 426,221